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                                January 19, 2005      PITTSBURGH
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VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Charito A. Mittelman, Attorney-Adviser

         RE:   LUMINENT MORTGAGE CAPITAL, INC.
               REGISTRATION STATEMENT ON FORM S-3 (THE "REGISTRATION STATEMENT") FILE NO. 333-121816
               FILED JANUARY 3, 2005

Ladies and Gentlemen:

      On behalf of Luminent Mortgage Capital, Inc. (the "Company"), we have today transmitted to the Securities and Exchange Commission for filing, via EDGAR, Amendment No. 1 to the above captioned Registration Statement. Set forth below are the comments contained in your January 13, 2005 letter with respect to the above-captioned filing together with the response of the Company to each of those comments.

1. Fee Table. Revise your fee table to include the debt securities you intend to register.

      The debt securities to be registered were unintentionally omitted from the fee table. The fee table has been revised to include such securities.

2. Exhibits. Tell us why you have not filed the indenture relating to the debt securities.

      The Company initially intended to file an indenture with the applicable prospectus supplement at such time as the Company decided to issue debt securities. Pursuant to your comment, the Company has filed a form of open-ended indenture as Exhibit 4.3 to Amendment No. 1.

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Page 2
January 19, 2005


      We have filed an acceleration request simultaneously with the filing of Amendment No. 1 to the Registration Statement, seeking acceleration of the effectiveness thereof to Friday, January 21, 2005. If further information or clarification with respect to the foregoing is desired, please contact the undersigned at 215-979-1234 or Emily S. Bonn at 215-979-1258.

                                         Sincerely,

                                         /s/ Frederick W. Dreher

cc:   Mr. Christopher Zyda